Derivative Instruments - Effect of Gain (Loss) on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gains on cross currency swaps	$ 13,692	$ 1,300	$ 4,229
Cross currency swap agreement [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized gains	2,992	2,881	198
Unrealized gains (losses)	$ 10,700	$ (1,581)	$ 4,031